Financial Instrument Risk Management - Debt Securities by Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of external credit grades [line items]
Financial assets	$ 168,785	$ 152,785
Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	89,089	81,606
Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	17,604	17,727
Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	13,456	12,173
Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	33,412	30,378
Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	23,294	20,587
Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	1,323	741
Fair value through profit or loss | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	77,834	67,894
Fair value through profit or loss | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	12,794	11,097
Fair value through profit or loss | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	11,870	10,503
Fair value through profit or loss | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	30,812	27,341
Fair value through profit or loss | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	21,203	18,339
Fair value through profit or loss | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	1,155	614
Available-for-sale | Debt securities | Credit risk
Disclosure of external credit grades [line items]
Financial assets	11,255	13,712
Available-for-sale | Debt securities | Credit risk | AAA
Disclosure of external credit grades [line items]
Financial assets	4,810	6,630
Available-for-sale | Debt securities | Credit risk | AA
Disclosure of external credit grades [line items]
Financial assets	1,586	1,670
Available-for-sale | Debt securities | Credit risk | A
Disclosure of external credit grades [line items]
Financial assets	2,600	3,037
Available-for-sale | Debt securities | Credit risk | BBB
Disclosure of external credit grades [line items]
Financial assets	2,091	2,248
Available-for-sale | Debt securities | Credit risk | BB and lower
Disclosure of external credit grades [line items]
Financial assets	$ 168	$ 127